Income Taxes (Details)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income Taxes Details
Tax benefit at U.S. statutory rate	35.00%	(41.00%)
State Income taxes
Less: amortization of discount on convertible notes	0.00%
Less: stock based compensation	(1.00%)
Less: valuation allowance	(34.00%)
Use of prior years' net operating loss carry forward		41.00%
Net tax benefit